Non-controlling interests	12 Months Ended
Dec. 31, 2019
Non-controlling interests [abstract]
Non-controlling interests
42	Non-controlling interests

The following table summarizes the information relating to each of the Company and subsidiaries that have material non-controlling interests (“NCI”):

	Qinbei Power	Beijing Co-generation	Luohuang Power	Weihai Power	Jinling Power	Yueyang Power	Shidongkou Power	Yangliuqing Co-generation	Shandong Power	Other individually immaterial subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%
31 December 2019
Non-current assets	9,086,939	6,264,852	3,649,432	3,981,753	4,432,195	4,320,232	3,255,810	2,421,307	57,881,917
Current assets	1,317,076	852,059	1,134,889	629,370	459,849	1,426,960	465,772	721,617	11,225,955
Non-current liabilities	(2,249,675)	(53,494)	(205,085)	(34,495)	(1,136,398)	(701,135)	(488,350)	(378,478)	(29,027,404)
Current liabilities	(4,905,399)	(1,257,150)	(2,061,440)	(1,894,952)	(1,489,022)	(2,368,204)	(1,563,894)	(778,235)	(23,441,038)
Net assets	3,248,941	5,806,267	2,517,796	2,681,676	2,266,624	2,677,853	1,669,338	1,986,211	16,639,430
Carrying amount of NCI	1,313,492	3,425,774	986,100	1,072,670	906,671	1,220,746	834,669	892,899	5,591,178	5,331,112	21,575,311

Revenue	4,787,221	5,579,382	2,833,807	3,045,352	3,099,014	4,005,328	2,055,168	1,945,841	28,274,364
Net (loss)/profit	30,270	705,311	64,093	193,754	265,457	453,869	216,595	59,733	(430,222)
Total comprehensive (loss)/ income	30,270	705,311	64,093	193,754	265,457	453,869	216,595	59,733	(675,666)
(Loss)/ Profit allocated to NCI	12,108	416,133	25,637	77,502	106,183	204,241	108,298	26,880	(86,044)	(549,078)	341,860
Other comprehensive income/ (loss) allocated to NCI	-	-	-	-	-	-	-	-	(49,089)	(111,692)	(160,781)

Cash flow from operating activities	667,432	1,623,975	360,226	273,607	821,975	689,723	655,910	171,531	7,066,137
Cash flow from investment activities	(205,703)	(273,374)	(101,279)	(95,699)	(128,541)	(163,584)	(86,427)	(16,465)	(2,787,419)
Cash flow from financing activities	(613,468)	(1,329,614)	(247,546)	(260,953)	(792,266)	(503,852)	(582,452)	(167,846)	(2,673,351)
Net increase/ (decrease) in cash
and cash equivalents	(166,994)	20,987	11,401	(94,821)	(98,832)	22,287	(12,969)	(12,780)	(414,221)
Dividends paid to NCI	-	625,886	-	124,000	130,566	45,000	65,000	48,585	84,156

	Qinbei Power	Beijing Co-generation	Luohuang Power	Weihai Power	Jinling Power	Yueyang Power	Shidongkou Power	Yangliuqing Co-generation	Shandong Power	Other individually immaterial subsidiaries	Total

NCI percentage	40%	59%	40%	40%	40%	45%	50%	45%	20%
31 December 2018
Non-current assets	9,660,834	6,623,915	3,901,928	4,343,946	4,729,663	4,556,823	3,467,694	2,465,505	59,979,594
Current assets	1,645,248	1,147,225	1,187,551	695,125	525,725	1,038,193	404,508	759,703	12,294,264
Non-current liabilities	(3,831,883)	(334,910)	(611,767)	(59,651)	(1,559,581)	(662,863)	(409,762)	(178,511)	(30,380,001)
Current liabilities	(4,255,529)	(1,665,921)	(1,824,010)	(2,263,301)	(1,591,228)	(2,579,578)	(1,879,696)	(1,012,252)	(24,530,691)
Net assets	3,218,670	5,770,309	2,653,702	2,716,119	2,104,579	2,352,575	1,582,744	2,034,445	17,363,166
Carrying amount of NCI	1,301,384	3,404,517	1,040,463	1,086,448	841,854	1,074,060	791,372	914,604	5,879,057	5,352,493	21,686,252

Revenue	5,293,403	5,704,966	2,819,106	3,587,416	3,346,779	4,003,821	2,109,785	2,077,570	24,202,739
Net (loss)/profit	(198,026)	757,268	18,811	253,552	200,269	118,342	131,129	69,477	282,198
Total comprehensive (loss)/ income	(198,026)	757,268	18,811	253,552	200,269	118,342	131,129	69,477	327,958
(Loss)/ Profit allocated to NCI	(79,210)	446,788	7,524	101,421	80,108	53,254	65,564	31,265	(10,780)	(100,395)	595,539
Other comprehensive income/ (loss) allocated to NCI	-	-	-	-	-	-	-	-	9,152	(33,707)	(24,555)

Cash flow from operating activities	954,820	1,321,867	192,608	473,349	711,800	412,413	527,783	210,558	4,469,849
Cash flow from investment activities	(503)	(316,754)	(201,012)	(98,420)	(52,701)	(106,596)	(45,045)	(258,605)	(3,628,406)
Cash flow from financing activities	(843,094)	(904,822)	(5,288)	(306,054)	(570,838)	(305,872)	(472,543)	63,762	(162,007)
Net increase/ (decrease) in cash and cash equivalents	111,223	101,482	(13,692)	68,875	88,261	(55)	10,195	15,719	679,471
Dividends paid to NCI	165,965	460,262	-	140,000	95,979	46,790	51,870	-	42,506